Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

NOTE 6:-	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2018	2017
Cost:

Factory building	$2,081	$2,054
Machinery and equipment *) **)	10,723	10,400
Office furniture and equipment	838	771
Leasehold improvements	455	386

	14,097	13,611
Accumulated depreciation:

Factory building	2,006	1,990
Machinery and equipment *) **)	6,948	7,242
Office furniture and equipment	345	317
Leasehold improvements	166	147

	9,465	9,696

Depreciated cost	$4,632	$3,915

*)	As of December 31, 2018, $1,044 relates to construction-in-process of production infrastructure.

**)	Capital loss from sale of fixed asset amounted to $103, is due to machinery and equipment sales during November and December 2018.

Depreciation expense amounted to $799, $641 and $554 (offset by depreciation write-offs for an amount of $1,030, $3 and $0 mainly due to assets disposals) for the years ended December 31, 2018, 2017 and 2016, respectively.